STARBOARD INVESTMENT TRUST

Cavalier Fundamental Growth Fund

Cavalier Growth Opportunities Fund

Cavalier Tactical Rotation Fund

Supplement to the Prospectus

June 7, 2019

This supplement to the Prospectus, dated October 1, 2018 for the Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, and Cavalier Tactical Rotation Fund (the “Funds” or each a “Fund”), each a series of the Starboard Investment Trust (the “Trust”), updates the information described below. For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Cavalier Fundamental Growth Fund

In each of “Principal Investment Strategies” on page 19 of the Prospectus and “Principal Investment Strategies of the Funds” with respect to the Cavalier Fundamental Growth Fund on page 55 of the Prospectus, the following new paragraph is added immediately before the final paragraph:

The Sub-Advisor may also hedge the Fund’s equity exposure by using puts. The Fund may invest in long-term put options (referred to as paying a premium) that give the Fund the right to sell a put option’s underlying security or index at the set (strike) price or to sell the long-term put on an option exchange. The put strategy is executed using exchange-traded S&P 500 Index (or on ETFs that track S&P 500 Index) to hedge the portfolio. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index.

Cavalier Growth Opportunities Fund

In each of “Principal Investment Strategies” on page 25 of the Prospectus and “Principal Investment Strategies of the Funds” with respect to the Cavalier Growth Opportunities Fund on page 55 of the Prospectus, the following new paragraph is added immediately before the final paragraph:

The Sub-Advisor may also hedge the Fund’s equity exposure by using puts. The Fund may invest in long-term put options (referred to as paying a premium) that give the Fund the right to sell a put option’s underlying security or index at a set (strike) price or to sell the long-term put on an option exchange. The put strategy is executed using exchange-traded put options on the S&P 500 Index (or on ETFs that track S&P 500 Index) to hedge the portfolio. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index.

Cavalier Tactical Rotation Fund

In each of “Principal Investment Strategies” on page 48 of the Prospectus and “Principal Investment Strategies of the Funds” with respect to the Cavalier Tactical Rotation Fund on page 55 of the Prospectus, the following new paragraph is added immediately before the final paragraph:

The Sub-Advisor may also hedge the Fund’s equity exposure by using puts. The Fund may invest in long-term put options (referred to as paying a premium) that give the Fund the right to sell a put option’s underlying security or index at a set (strike) price or to sell the long-term put on an option exchange. The put strategy is executed using exchange-traded put options on the S&P 500 Index (or on ETFs that track S&P 500 Index) to hedge the portfolio. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index.

For each Fund, the following risk is added to “Principal Risks of Investing in the Fund” in the Prospectus:

Put Options Risk. There are risks associated with the purchase of put options. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s investments.

For each Fund, the following risk is also added to “Principal Investment Risks for the Funds” in the Prospectus:

Put Options Risk. The Fund may lose the entire put option premium paid if the underlying security or index does not decrease in value at expiration. Put options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Purchased put options may decline in value due to changes in price of the underlying securities or index, passage of time, and changes in volatility.

Investors Should Retain This Supplement for Future Reference